SEGMENT REPORTING, Revenue from External Customers Based on Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
Consolidated revenue	$ 22,938,469	$ 16,819,866	$ 13,063,560
Singapore [Member]
Segment Information [Abstract]
Consolidated revenue	792,705	659,107	506,482
Southeast Asia excluding Singapore [Member]
Segment Information [Abstract]
Consolidated revenue	14,379,011	11,114,896	8,673,045
Latin America [Member]
Segment Information [Abstract]
Consolidated revenue	5,532,738	3,276,281	2,193,758
Rest of Asia [Member]
Segment Information [Abstract]
Consolidated revenue	2,005,721	1,591,487	1,496,433
Rest of the World [Member]
Segment Information [Abstract]
Consolidated revenue	$ 228,294	$ 178,095	$ 193,842